Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005590 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
C000005590 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000005590 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000005590 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000005590 [Member] | Siemens AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000005590 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000005590 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000005590 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000005590 [Member] | MTU Aero Engines AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000005590 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000005590 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000005590 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005590 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000005590 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005590 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000005590 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005590 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005590 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005590 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005590 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005590 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005590 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000005587 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[3]
C000005587 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000005587 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000005587 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000005587 [Member] | Siemens AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000005587 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000005587 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000005587 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000005587 [Member] | MTU Aero Engines AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000005587 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000005587 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000005587 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005587 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000005587 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005587 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000005587 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005587 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005587 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005587 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005587 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005587 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005587 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000005589 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[5]
C000005589 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000005589 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000005589 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000005589 [Member] | Siemens AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000005589 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000005589 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000005589 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000005589 [Member] | MTU Aero Engines AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005589 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000005589 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000005589 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005589 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000005589 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005589 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000005589 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005589 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005589 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005589 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005589 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005589 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005589 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000199787 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[7]
C000199787 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000199787 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[7]
C000199787 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000199787 [Member] | Siemens AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000199787 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000199787 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000199787 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000199787 [Member] | MTU Aero Engines AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000199787 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000199787 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000199787 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199787 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000199787 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199787 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000199787 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199787 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199787 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000199787 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199787 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199787 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000199787 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000005591 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[9]
C000005591 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000005591 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[9]
C000005591 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000005591 [Member] | Siemens AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000005591 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000005591 [Member] | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000005591 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000005591 [Member] | MTU Aero Engines AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000005591 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000005591 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000005591 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005591 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000005591 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005591 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000005591 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005591 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005591 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005591 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005591 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005591 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005591 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)

[1]	Excludes short-term securities.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[9]	Excludes short-term securities.
[10]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.